UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cedar Rock Capital Limited

Address:  Nuffield House
          41-46 Piccadilly
          London W1J 0DS
          United Kingdom


13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joy-Isabelle Besse
Title:  Director
Phone:  +44-0-20-7494-8600


Signature, Place and Date of Signing:


 /s/ Joy-Isabelle Besse         New York, New York             August 11, 2006
-------------------------     ------------------------        ------------------
      [Signature]                  [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    7

Form 13F Information Table Value Total:    $635,489
                                         (thousands)


List of Other Included Managers: NONE


                                                    FORM 13F INFORMATION TABLE
                                                    Cedar Rock Capital Limited
    COLUMN 1             COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8

                                                    VALUE     SHS OR    SH/  PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
 NAME OF ISSUER       TITLE OF CLASS    CUSIP      (X$1000)   PRN AMT   PRN  CALL  DISCRETION    MGRS       SOLE     SHARED   NONE
ALTRIA GROUP INC           COM          02209S103   176,109   2,398,319               SOLE        NONE    2,398,319
CLOROX CO DEL              COM          189054109       915      15,000               SOLE        NONE       15,000
DOMINOS PIZZA INC          COM          25754A201    52,893   2,137,971               SOLE        NONE    2,137,971
GANNETT INC                COM          364730101   161,743   2,891,878               SOLE        NONE    2,891,878
KIMBERLY CLARK CORP        COM          494368103   152,753   2,475,730               SOLE        NONE    2,475,730
MCCLATCHY CO               CL A         579489105       224       5,593               SOLE        NONE        5,593
LEE ENTERPRISES INC        COM          523768109    90,852   3,371,135               SOLE        NONE    3,371,135

SK 21623 0001 693980